American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
February 28, 2023

Focused International Growth - Schedule of Investments
FEBRUARY 28, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Australia — 2.8%
CSL Ltd.	11,510	2,290,112
Brazil — 1.0%
Sendas Distribuidora SA	242,800	841,263
Canada — 4.8%
Canadian Pacific Railway Ltd.	37,710	2,863,970
GFL Environmental, Inc.	36,579	1,110,904
		3,974,874
China — 7.2%
H World Group Ltd., ADR	31,420	1,488,365
Li Ning Co. Ltd.	255,000	2,175,840
Tencent Holdings Ltd.	50,500	2,218,384
		5,882,589
Denmark — 4.3%
Novo Nordisk A/S, B Shares	24,797	3,502,707
France — 19.3%
Air Liquide SA	11,131	1,768,453
Airbus SE	12,220	1,600,459
Bureau Veritas SA	76,600	2,188,197
Capgemini SE	11,410	2,139,787
EssilorLuxottica SA	10,230	1,773,405
LVMH Moet Hennessy Louis Vuitton SE	3,160	2,626,991
Pernod Ricard SA	4,690	978,387
Schneider Electric SE	17,300	2,775,907
		15,851,586
Germany — 6.0%
Infineon Technologies AG	61,575	2,178,301
Mercedes-Benz Group AG	16,450	1,260,772
Puma SE	23,840	1,517,522
		4,956,595
Hong Kong — 2.7%
AIA Group Ltd.	207,200	2,202,123
India — 2.2%
HDFC Bank Ltd., ADR	26,840	1,815,458
Indonesia — 2.6%
Bank Central Asia Tbk PT	3,782,900	2,169,639
Ireland — 2.5%
ICON PLC(1)	9,130	2,060,002
Italy — 2.3%
Ferrari NV	7,220	1,873,202
Japan — 8.4%
BayCurrent Consulting, Inc.	41,900	1,644,896
Fast Retailing Co. Ltd.	8,700	1,717,517
Keyence Corp.	5,700	2,463,695
MonotaRO Co. Ltd.	82,500	1,122,112
		6,948,220
Netherlands — 6.4%
Adyen NV(1)	1,029	1,458,535
Koninklijke DSM NV	15,000	1,848,450

Universal Music Group NV	84,260	1,985,278
		5,292,263
Spain — 3.8%
Cellnex Telecom SA(1)	34,730	1,303,026
Iberdrola SA	159,124	1,824,105
		3,127,131
Sweden — 1.4%
Hexagon AB, B Shares	106,640	1,181,845
Switzerland — 6.6%
Alcon, Inc.	23,443	1,598,408
Lonza Group AG	4,310	2,567,214
Sika AG	4,650	1,303,976
		5,469,598
Taiwan — 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	142,000	2,349,233
United Kingdom — 10.8%
AstraZeneca PLC	19,500	2,540,421
Compass Group PLC	57,080	1,318,650
HSBC Holdings PLC(2)	349,600	2,659,184
NatWest Group PLC	348,000	1,222,504
Segro PLC	115,110	1,136,950
		8,877,709
TOTAL COMMON STOCKS (Cost $78,470,422)		80,666,149
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,157	2,157
Repurchase Agreements — 1.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 4.375%, 12/15/24 - 11/15/39, valued at $384,733), in a joint trading account at 4.44%, dated 2/28/23, due 3/1/23 (Delivery value $377,838)		377,791
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 11/30/2029, valued at $1,199,551), at 4.53%, dated 2/28/23, due 3/1/23 (Delivery value $1,176,148)		1,176,000
		1,553,791
TOTAL SHORT-TERM INVESTMENTS (Cost $1,555,948)		1,555,948
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $80,026,370)		82,222,097
OTHER ASSETS AND LIABILITIES — 0.1%		85,624
TOTAL NET ASSETS — 100.0%		$82,307,721

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	19.9%
Consumer Discretionary	18.0%
Industrials	16.1%
Information Technology	14.4%
Financials	12.2%
Communication Services	6.7%
Materials	5.9%
Utilities	2.2%
Real Estate	1.4%
Consumer Staples	1.2%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,604,266. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $2,728,735, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$1,110,904	$2,863,970	—
China	1,488,365	4,394,224	—
India	1,815,458	—	—
Ireland	2,060,002	—	—
Other Countries	—	66,933,226	—
Short-Term Investments	2,157	1,553,791	—
	$6,476,886	$75,745,211	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.